Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 28,386,785	$ 7,652,203	$ 18,330,359
Accounts receivable, net	614,801	728,001	451,455
Credit card receivable, net	2,753,588
Inventories	847,308	478,045	262,813
Digital assets – rewards treasury	4,504,290	6,872,869	8,569,651
Prepaid expenses and other current assets	1,913,981	2,384,684	687,100
Total current assets	39,020,753	18,115,802	28,301,378
Digital assets – investment treasury	11,356,023	133,658,791	93,568,700
Capitalized software development costs, net	1,986,251	1,393,752	1,000,065
Deferred transaction costs			2,784,893
Other non-current assets	131,770	299,309
Total assets	52,494,797	153,467,654	125,655,036
Current liabilities
Accounts payable	698,556	704,789	1,113,552
Accrued expenses and other current liabilities	1,992,004	3,166,186	71,858
Accrued legal settlement	1,374,828
February 2026 note – related party, net	12,446,041
December 2024 convertible note, net			11,752,905
Credit facility		10,000,000
Customer rewards liability	4,504,290	6,872,869	8,569,651
Deferred revenue	228,148	366,252	387,776
Total current liabilities	21,243,867	21,110,096	21,895,742
Deferred revenue, long-term			487,690
June 2025 convertible note, net		21,469,675
March 2025 convertible note – related party		47,207,556
Simple Agreements for Future Equity (“SAFEs”)			171,080,533
Other non-current liabilities		689,680
Total liabilities	21,243,867	90,477,007	193,463,965
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit)
Preferred stock, value			1,020
Common stock, value	5,542	4,849	584
Additional paid-in-capital	241,003,835	233,924,782	33,537,989
Accumulated deficit	(209,758,447)	(170,938,984)	(101,348,522)
Total stockholders’ equity	31,250,930	62,990,647	(67,808,929)
Total liabilities and stockholders’ equity	$ 52,494,797	$ 153,467,654	$ 125,655,036